Financial instruments and financial risk management - Foreign Currency Risk, Derivative Financial Assets/(Liabilities) (Details) - Currency risk - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (1,355)	$ (1,012)
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21	39
Cash and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,376)	(1,051)
U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,617)	(1,147)
U.S. dollars | Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	23	39
U.S. dollars | Cash and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,640)	(1,186)
Pounds sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	89	(38)
Pounds sterling | Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1)	0
Pounds sterling | Cash and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	90	(38)
Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	173	173
Other currencies | Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1)	0
Other currencies | Cash and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 174	$ 173